Inventories	12 Months Ended
Dec. 31, 2014
Inventory, Net [Abstract]
Inventories [Text Block]	Note 10 – Inventories

	December 31,
	2014	2013
	(Millions)
Natural gas liquids, olefins, and natural gas in underground storage	$150	$111
Materials, supplies, and other	81	83
	$231	$194